Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Product Information [Line Items]
Opening balance as of March 31, 2023	$ 1,263	$ 0	$ 0
Closing balance as of March 31, 2024	2,299		1,263	$ 0
Long Term Investment [Member]
Product Information [Line Items]
Opening balance as of March 31, 2023	126
Transition period adjustment on long term investments (through retained earnings) pursuant to ASC 326		126	126
Adjusted balance as of April 1, 2023	126	126	126
Additions charged to change in provision for credit losses	(13)	6
Closing balance as of March 31, 2024	$ 113	$ 132	$ 126